FINANCIAL STATEMENT SCHEDULE I - Condensed Statements Of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Net cash used in operating activities	¥ (109,661)	$ (17,017)	¥ 54,841	¥ (88,189)
Net cash used in investing activities	(6,486)	(1,000)	(138,670)	(351,450)
Net cash provided by (used in) financing activities	101,601	15,769	(134,924)	569,569
Effect of foreign exchange rate changes	2,032	557	(295)	2,132
Cash, cash equivalents and restricted cash at the beginning of the year	31,766	4,679	250,814	118,752
Cash, cash equivalents and restricted cash at the end of the year	19,252	2,988	31,766	250,814
Parent Company
Net cash used in operating activities	(30,664)	(4,759)	(17,452)	(20,149)
Net cash used in investing activities	(87,232)	(13,538)	(407,297)	(460,663)
Net cash provided by (used in) financing activities	113,236	17,574	329,839	530,002
Effect of foreign exchange rate changes		47	(232)	2,087
Net increase (decrease) in cash and cash equivalents	(4,660)	(676)	(95,142)	51,277
Cash, cash equivalents and restricted cash at the beginning of the year	6,015	886	101,157	49,880
Cash, cash equivalents and restricted cash at the end of the year	¥ 1,355	$ 210	¥ 6,015	¥ 101,157